Exhibit 1

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

The Board of Directors

Trinity Square 2015-1 PLC

35 Great St. Helen’s

London

EC3A 6AP

(the “Issuer”)

Kayl Second PL S.à.r.l

6, rue Eugène Ruppert

L-2453 Luxembourg

(the “Seller”)

Kensington Mortgage Company Limited

Reading International Business Park

Basingstoke Road

Reading

Berkshire

RG2 6DB

(the “Legal Title-Holder”)

Citigroup Global Markets Limited

Citigroup Centre

Canada Square

Canary Wharf

London

E14 5LB

(“Citi” and the “Arranger”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

(“BAML”, and together with Citi, the “Joint Lead Managers”)

27 November 2015

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures

PROPOSED ISSUE BY TRINITY SQUARE 2015-1 PLC OF RESIDENTIAL MORTGAGE BACKED FLOATING RATE NOTES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, in accordance with our engagement letter dated 27 November 2015, which were agreed to by the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers. This report supersedes the previous report dated 10 November 2015 and no further reliance should be placed upon the previous report. The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential mortgage backed floating rate notes by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Legal Title-Holder, the Arranger and the Joint Lead Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings on the first pool run

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data file “Lagonda No 1 Tape - Jul-15 (exc redeemed+term exp).xlsb” (the “First Pool Run”) containing information for each loan in the Loan Pool as at 30 September 2015. We selected a random sample of 453 loans from the First Pool Run (the “Sample”) using the sampling approach detailed below.

The Issuer then provided us with data files “Lagonda PI (Deloitte Sample).xlsb”, “AUP_audit_customer_names.xlsx”, “lagonda_lookup_key0608.xlsb” and “Trinity Sq – Tenure (AUP).xlsb” (together with the Sample from the First Pool Run, the “Sample Pool”) containing further information on each loan in the Sample Pool. We have carried out the Agreed Upon Procedures on the Sample Pool during the period 12 to 16 October.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 1.1 to 1.14 under the agreed upon procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures were the following: the Application Form, the Offer Letter, Credit Agreement, Certificate of Title (“COT”), Valuation Report, Land Registry print, Phoebus System, Omnis System, Scanned Credit Search, Payslips, Employer’s Confirmation, P60, SA302 or any Accountant Certified Accounts.

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

We carried out the following agreed upon procedures:

1.1.	Borrower’s Name(s)

1.1.1.	For each loan in the Sample Pool, we compared whether the borrower’s name substantially agreed with that shown on the Application Form. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the Application Form, except for 4 cases.

Account reference	Description of error
101135	Application Form missing
106558	Application Form missing
108712	Application Form incomplete
120745	Application Form missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.1.2.	For each loan in the Sample Pool, we compared whether the borrower’s name substantially agreed with that shown the latest Offer Letter or Credit Agreement. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the latest Offer Letter or Credit Agreement, except for 6 cases.

Account reference	Description of error
100030	Offer Letter/Credit Agreement missing
102398	Offer Letter/Credit Agreement missing
106558	Offer Letter/Credit Agreement missing
109379	Offer Letter/Credit Agreement missing
120745	Offer Letter/Credit Agreement missing
123212	Offer Letter/Credit Agreement incomplete

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.1.3.	For each loan in the Sample Pool, we compared whether the borrower’s name substantially agreed with that shown on either the COT or the Land Registry print. For the IGroup loans no COT is requested and the request for funds is approved on the Omnis System, therefore for these loans we confirmed the property address to the Omnis System. Substantially agreed is defined as being able to identify the name even where minor spelling errors or reversals of initials had occurred. We found that the borrower’s name(s) agreed to the COT or Land Registry print and for the IGroup loans to the Omnis System, except for 1 case.

Account reference	Description of error
116899	Sample Pool = Michael Bogue & Deborah Bogue; Land Registry print = Michael Bogue

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.2.	Property Address

1.2.1.	For each loan in the Sample Pool, we compared whether the property address substantially agreed with that shown on the latest Offer Letter or Credit Agreement. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address agreed to the latest Offer Letter or Credit Agreement, except for 7 cases.

Account reference	Description of error
100030	Offer Letter/Credit Agreement missing
101812	Sample Pool = 37 Conwy Close; Offer Letter/Credit Agreement = 19 Forestdale Rise
102398	Offer Letter/Credit Agreement missing
106558	Offer Letter/Credit Agreement missing
109379	Offer Letter/Credit Agreement missing
120745	Offer Letter/Credit Agreement missing
123212	Offer Letter/Credit Agreement incomplete

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.2.2.	For each loan in the Sample Pool, we compared whether the property address substantially agreed with that shown on the Valuation Report. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address agreed to the Valuation Report, except for 5 cases.

Account reference	Description of error
101812	Valuation Report missing
104034	Valuation Report missing
106558	Valuation Report missing
114150	Valuation Report missing
120745	Valuation Report missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.2.3.	For each loan in the Sample Pool, we compared whether the property address substantially agreed with that shown on the COT or Land Registry print. For the IGroup loans no COT is requested and the request for funds is approved on the Omnis System, therefore for these loans we confirmed the property address to the Omnis System. Substantially agreed is defined as being able to identify the address where minor spelling errors have occurred or where the absence or the addition of a house name, an estate name or a geographic area identifier has occurred. We found that the property address agreed to the COT or Land Registry print and for the IGroup loans to the Omnis System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.3.	Property Tenure

For each loan in the Sample Pool, we compared whether the property tenure agreed with the COT, Land Registry print or Valuation Report. We found that the property tenure agreed to the COT, Land Registry print or Valuation Report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.4.	Amount Advanced

For each loan in the Sample Pool, we compared whether the amount advanced agreed with that shown on the Offer Letter or Credit Agreement for each mortgage loan, to within +/- £100. We found that the amount advanced agreed to the Offer Letter or Credit Agreement, to within +/- £100, except for 7 cases.

Account reference	Description of error
100030	Offer Letter/Credit Agreement missing
102398	Offer Letter/Credit Agreement missing
106558	Offer Letter/Credit Agreement missing
109379	Offer Letter/Credit Agreement missing
111139	Sample Pool = £227,751.50; Offer Letter/Credit Agreement = £201,220
113099	Offer Letter/Credit Agreement incomplete
120745	Offer Letter/Credit Agreement missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.5.	Current Balance

For each loan in the Sample Pool, we compared whether the current balance agreed with the transaction history on the Phoebus System, to within +/- £1. We found that the current balance agreed to the transaction history on the Phoebus System, to within +/- £1, with no exceptions

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.6.	Original Term

For each loan in the Sample Pool, we compared whether the original term agreed with the term shown in the Offer Letter or Credit Agreement for each mortgage. We found that the original term agreed to that in the Offer Letter or Credit Agreement, except for 6 cases.

Account reference	Description of error
100030	Offer Letter/Credit Agreement missing
102398	Offer Letter/Credit Agreement missing
106558	Offer Letter/Credit Agreement missing
109379	Offer Letter/Credit Agreement missing
113099	Offer Letter/Credit Agreement incomplete
120745	Offer Letter/Credit Agreement missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.7.	Valuation Amount

For each loan in the Sample Pool, we compared whether the valuation amount agreed with the amount shown on the Valuation Report. For the purposes of this test, where the valuation amount per the Sample Pool agreed with the valuation amount after essential repairs have been completed, we have assumed that the essential repairs have been completed. We found that the valuation amount agreed to that shown on the Valuation Report, except for 8 cases.

Account reference	Description of error
101135	Valuation Report incomplete
101544	Valuation Report incomplete
101812	Valuation Report missing
104034	Valuation Report missing
106558	Valuation Report missing
113099	Sample Pool = £125,000; Valuation Report = £140,000
114150	Valuation Report missing
120745	Valuation Report missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.8.	Valuation Date

For each loan in the Sample Pool, we compared whether the valuation date agreed with that shown on the latest Valuation Report to within +/- 15 days, or in the case of loans with a re-inspection or second Valuation Report on file, is equal to or no later than 6 months after the date on the original (first) Valuation Report. We found that the valuation date agreed to that shown on the Valuation Report, except for 7 cases.

Account reference	Description of error
101135	Valuation Report incomplete
101544	Valuation Report incomplete
101812	Valuation Report missing
104034	Valuation Report missing
106558	Valuation Report missing
114150	Valuation Report missing
120745	Valuation Report missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.9.	Credit Search

For each loan in the Sample Pool, we compared whether a credit search(es) had been completed in the name(s) of the borrower(s) on the Omnis System, or on a Scanned Credit Search. We found that a credit search had been completed in the name(s) of the borrower(s) on the Omnis System, or on a Scanned Credit Search, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.10.	Income Confirmation

For each loan in the Sample Pool, we compared whether availability of proof of income in the form of Payslips, Employer’s Confirmation, P60, SA302 or Accountant Certified Accounts. In the case of loans showing as Self-Certified on the Application Form, we confirmed that the self-certification section of the Application Form had been completed and the Application Form had been signed. In the case of loans showing as Buy to Let, we confirmed that the rental amount is shown on the Valuation Report. We found proof of income as specified above, except for 5 cases.

Account reference	Description of error
101135	Income documents missing
101812	Income documents missing
106558	Income documents missing
112056	Income documents missing for second borrower
115028	Income documents missing

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.11.	Document signatories

1.11.1.	For each loan shown in the Sample Pool, we compared whether the Application Form had been signed in the space designated for the borrower. We confirmed that the Application Form had been signed, except for 8 cases.

Account reference	Description of error
100030	Signature missing
101269	Signature missing
101812	Signature missing
103506	Signature missing
106558	Application Form missing
108712	Application Form missing
113099	Signature missing
120745	Application Form missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.11.2.	For each loan shown in the Sample Pool, we compared whether the COT had been signed in the space designated for the solicitor, or that a Land Registry print was on file. For the IGroup loans no COT is requested and the request for funds is approved on the Omnis System, therefore for these loans we confirmed the approval to the Omnis System. We confirmed that the COT had been signed or that a Land Registry print was on file or request for funds approved on the Omnis System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.11.3.	For each loan shown in the Sample Pool, we compared whether the Valuation Report had been signed in the space designated for the surveyor. We confirmed that the Valuation Report had been signed, except for 8 cases.

Account reference	Description of error
101135	Valuation Report incomplete
101544	Valuation Report incomplete
101812	Valuation Report missing
104034	Valuation Report missing
106558	Valuation Report missing
114150	Valuation Report missing
120745	Valuation Report missing
122022	Signature missing

As a result of the procedures performed there is a 99% confidence that not more than 4% of the First Pool Run contains errors.

1.12.	Origination Date

For each loan in the Sample Pool, we compared whether the origination date agreed with that shown on the Phoebus System, to within 1 day. We found that the origination date agreed to that shown on the Phoebus System, to within 1 day, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.13.	Current Interest Rate

For each loan in the Sample Pool, we compared whether the current interest rate agreed with that shown on the Phoebus System. We found that the current interest rate agreed to that shown on the Phoebus System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.14.	Arrears balance

For each loan shown in the Sample Pool, we compared whether the arrears balance agreed to that shown on the Phoebus System. We found the arrears balance agreed to that shown on the Phoebus System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

Other than as noted above our procedures were performed without exception.

2.	Scope of our work and factual findings of the purchased loan pool

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

The Issuer provided us with a data files “Virage Cohort Historicals for Deloitte.xlsb” and “2.2.2.5 Project Virage - Roll Rates - 1st Charge Benchmark (June 15).xlsb” (together the “Purchased Pool Run”) containing information on 163,050 loans purchased by the Seller (the “Purchased Pool”) as at 30 June 2015. We selected a random sample of 59 loans from the Purchased Pool Run (the “Purchased Sample”) using the sampling approach detailed below.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Purchased Sample Pool contained in the Purchased Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

The procedures we have undertaken, set out in paragraphs 2.1 to 2.4 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the Purchased Pool Run information relating to the Purchased Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Phoebus System.

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 95% confident that not more than 5% of the population of the Purchased Pool Run contained an error in the relevant attribute. Where errors were found in the Purchased Sample Pool, we have re-calculated the percentage errors that there might be in the Purchased Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

We carried out the following agreed upon procedures:

2.1	Month-end current balances from December 2006 to June 2015

For each loan in the Purchased Sample Pool, we compared whether the current balance at each month-end listed in the below table agreed with that shown on the Phoebus System to within +- £100. We found that the current balance agreed with that shown on the Phoebus System to within +- £100, with the exceptions as listed in the below table. A detailed list of the exceptions found can be seen in Appendix 1.

For each procedure listed in the below table, we show the level of confidence we can state over the level of errors contained in the Purchased Pool Run.

Test	Month-end	Exceptions found	Confidence & Precision
2.1.1	Dec-06	None	95% and 5%
2.1.2	Jan-07	None	95% and 5%
2.1.3	Feb-07	None	95% and 5%
2.1.4	Mar-07	1	95% and 8%
2.1.5	Apr-07	None	95% and 5%
2.1.6	May-07	None	95% and 5%
2.1.7	Jun-07	None	95% and 5%
2.1.8	Jul-07	1	95% and 8%
2.1.9	Aug-07	None	95% and 5%
2.1.10	Sep-07	None	95% and 5%
2.1.11	Oct-07	None	95% and 5%
2.1.12	Nov-07	1	95% and 8%
2.1.13	Dec-07	1	95% and 8%
2.1.14	Jan-08	None	95% and 5%
2.1.15	Feb-08	1	95% and 8%
2.1.16	Mar-08	None	95% and 5%
2.1.17	Apr-08	None	95% and 5%
2.1.18	May-08	None	95% and 5%
2.1.19	Jun-08	1	95% and 8%
2.1.20	Jul-08	None	95% and 5%
2.1.21	Aug-08	None	95% and 5%
2.1.22	Sep-08	1	95% and 8%
2.1.23	Oct-08	None	95% and 5%
2.1.24	Nov-08	1	95% and 8%
2.1.25	Dec-08	None	95% and 5%
2.1.26	Jan-09	None	95% and 5%
2.1.27	Feb-09	None	95% and 5%
2.1.28	Mar-09	None	95% and 5%
2.1.29	Apr-09	None	95% and 5%
2.1.30	May-09	None	95% and 5%
2.1.31	Jun-09	1	95% and 8%
2.1.32	Jul-09	None	95% and 5%
2.1.33	Aug-09	None	95% and 5%
2.1.34	Sep-09	None	95% and 5%
2.1.35	Oct-09	None	95% and 5%
2.1.36	Nov-09	None	95% and 5%
2.1.37	Dec-09	1	95% and 8%
2.1.38	Jan-10	None	95% and 5%
2.1.39	Feb-10	2	95% and 11%
2.1.40	Mar-10	None	95% and 5%
2.1.41	Apr-10	None	95% and 5%
2.1.42	May-10	1	95% and 8%
2.1.43	Jun-10	1	95% and 8%
2.1.44	Jul-10	2	95% and 11%
2.1.45	Aug-10	None	95% and 5%
2.1.46	Sep-10	None	95% and 5%

Test	Month-end	Exceptions found	Confidence & Precision
2.1.47	Oct-10	None	95% and 5%
2.1.48	Nov-10	None	95% and 5%
2.1.49	Dec-10	None	95% and 5%
2.1.50	Jan-11	None	95% and 5%
2.1.51	Feb-11	None	95% and 5%
2.1.52	Mar-11	None	95% and 5%
2.1.53	Apr-11	None	95% and 5%
2.1.54	May-11	None	95% and 5%
2.1.55	Jun-11	None	95% and 5%
2.1.56	Jul-11	None	95% and 5%
2.1.57	Aug-11	None	95% and 5%
2.1.58	Sep-11	None	95% and 5%
2.1.59	Oct-11	None	95% and 5%
2.1.60	Nov-11	None	95% and 5%
2.1.61	Dec-11	None	95% and 5%
2.1.62	Jan-12	None	95% and 5%
2.1.63	Feb-12	None	95% and 5%
2.1.64	Mar-12	None	95% and 5%
2.1.65	Apr-12	None	95% and 5%
2.1.66	May-12	None	95% and 5%
2.1.67	Jun-12	None	95% and 5%
2.1.68	Jul-12	None	95% and 5%
2.1.69	Aug-12	None	95% and 5%
2.1.70	Sep-12	None	95% and 5%
2.1.71	Oct-12	None	95% and 5%
2.1.72	Nov-12	1	95% and 8%
2.1.73	Dec-12	2	95% and 11%
2.1.74	Jan-13	1	95% and 8%
2.1.75	Feb-13	1	95% and 8%
2.1.76	Mar-13	1	95% and 8%
2.1.77	Apr-13	1	95% and 8%
2.1.78	May-13	1	95% and 8%
2.1.79	Jun-13	1	95% and 8%
2.1.80	Jul-13	1	95% and 8%
2.1.81	Aug-13	1	95% and 8%
2.1.82	Sep-13	1	95% and 8%
2.1.83	Oct-13	1	95% and 8%
2.1.84	Nov-13	1	95% and 8%
2.1.85	Dec-13	1	95% and 8%
2.1.86	Jan-14	1	95% and 8%
2.1.87	Feb-14	1	95% and 8%
2.1.88	Mar-14	1	95% and 8%
2.1.89	Apr-14	1	95% and 8%
2.1.90	May-14	1	95% and 8%
2.1.91	Jun-14	2	95% and 11%
2.1.92	Jul-14	2	95% and 11%
2.1.93	Aug-14	2	95% and 11%
2.1.94	Sep-14	2	95% and 11%
2.1.95	Oct-14	2	95% and 11%
2.1.96	Nov-14	2	95% and 11%
2.1.97	Dec-14	2	95% and 11%

Test	Month-end	Exceptions found	Confidence & Precision
2.1.98	Jan-15	2	95% and 11%
2.1.99	Feb-15	2	95% and 11%
2.1.100	Mar-15	1	95% and 8%
2.1.101	Apr-15	1	95% and 8%
2.1.102	May-15	1	95% and 8%
2.1.103	Jun-15	1	95% and 8%

2.2	Month-end arrears balances from December 2006 to June 2015

For each loan in the Purchased Sample Pool, we compared whether the arrears balance at each month-end listed in the below table agreed with that shown on the Phoebus System to within +- £100. We found that the arrears balance agreed to that shown on the Phoebus System to within +- £100, with the exceptions as listed in the below table. A detailed list of the exceptions found can be seen in Appendix 1.

For each procedure listed in the below table, we show the level of confidence we can state over the level of errors contained in the Purchased Pool Run.

Test	Month-end	Exceptions found	Confidence & Precision
2.2.1	Dec-06	None	95% and 5%
2.2.2	Jan-07	None	95% and 5%
2.2.3	Feb-07	None	95% and 5%
2.2.4	Mar-07	None	95% and 5%
2.2.5	Apr-07	None	95% and 5%
2.2.6	May-07	None	95% and 5%
2.2.7	Jun-07	None	95% and 5%
2.2.8	Jul-07	None	95% and 5%
2.2.9	Aug-07	None	95% and 5%
2.2.10	Sep-07	None	95% and 5%
2.2.11	Oct-07	None	95% and 5%
2.2.12	Nov-07	1	95% and 8%
2.2.13	Dec-07	None	95% and 5%
2.2.14	Jan-08	None	95% and 5%
2.2.15	Feb-08	1	95% and 8%
2.2.16	Mar-08	None	95% and 5%
2.2.17	Apr-08	1	95% and 8%
2.2.18	May-08	1	95% and 8%
2.2.19	Jun-08	1	95% and 8%
2.2.20	Jul-08	1	95% and 8%
2.2.21	Aug-08	None	95% and 5%
2.2.22	Sep-08	1	95% and 8%
2.2.23	Oct-08	None	95% and 5%
2.2.24	Nov-08	1	95% and 8%
2.2.25	Dec-08	None	95% and 5%
2.2.26	Jan-09	None	95% and 5%
2.2.27	Feb-09	None	95% and 5%
2.2.28	Mar-09	None	95% and 5%
2.2.29	Apr-09	None	95% and 5%
2.2.30	May-09	None	95% and 5%
2.2.31	Jun-09	None	95% and 5%
2.2.32	Jul-09	1	95% and 8%
2.2.33	Aug-09	None	95% and 5%
2.2.34	Sep-09	None	95% and 5%

Test	Month-end	Exceptions found	Confidence & Precision
2.2.35	Oct-09	None	95% and 5%
2.2.36	Nov-09	None	95% and 5%
2.2.37	Dec-09	1	95% and 8%
2.2.38	Jan-10	None	95% and 5%
2.2.39	Feb-10	1	95% and 8%
2.2.40	Mar-10	None	95% and 5%
2.2.41	Apr-10	None	95% and 5%
2.2.42	May-10	None	95% and 5%
2.2.43	Jun-10	None	95% and 5%
2.2.44	Jul-10	None	95% and 5%
2.2.45	Aug-10	None	95% and 5%
2.2.46	Sep-10	None	95% and 5%
2.2.47	Oct-10	None	95% and 5%
2.2.48	Nov-10	None	95% and 5%
2.2.49	Dec-10	None	95% and 5%
2.2.50	Jan-11	None	95% and 5%
2.2.51	Feb-11	None	95% and 5%
2.2.52	Mar-11	None	95% and 5%
2.2.53	Apr-11	None	95% and 5%
2.2.54	May-11	None	95% and 5%
2.2.55	Jun-11	None	95% and 5%
2.2.56	Jul-11	None	95% and 5%
2.2.57	Aug-11	None	95% and 5%
2.2.58	Sep-11	None	95% and 5%
2.2.59	Oct-11	None	95% and 5%
2.2.60	Nov-11	None	95% and 5%
2.2.61	Dec-11	None	95% and 5%
2.2.62	Jan-12	None	95% and 5%
2.2.63	Feb-12	None	95% and 5%
2.2.64	Mar-12	None	95% and 5%
2.2.65	Apr-12	None	95% and 5%
2.2.66	May-12	None	95% and 5%
2.2.67	Jun-12	None	95% and 5%
2.2.68	Jul-12	None	95% and 5%
2.2.69	Aug-12	None	95% and 5%
2.2.70	Sep-12	None	95% and 5%
2.2.71	Oct-12	None	95% and 5%
2.2.72	Nov-12	None	95% and 5%
2.2.73	Dec-12	None	95% and 5%
2.2.74	Jan-13	None	95% and 5%
2.2.75	Feb-13	None	95% and 5%
2.2.76	Mar-13	None	95% and 5%
2.2.77	Apr-13	None	95% and 5%
2.2.78	May-13	None	95% and 5%
2.2.79	Jun-13	None	95% and 5%
2.2.80	Jul-13	None	95% and 5%
2.2.81	Aug-13	None	95% and 5%
2.2.82	Sep-13	None	95% and 5%
2.2.83	Oct-13	None	95% and 5%
2.2.84	Nov-13	None	95% and 5%
2.2.85	Dec-13	None	95% and 5%

Test	Month-end	Exceptions found	Confidence & Precision
2.2.86	Jan-14	None	95% and 5%
2.2.87	Feb-14	None	95% and 5%
2.2.88	Mar-14	None	95% and 5%
2.2.89	Apr-14	None	95% and 5%
2.2.90	May-14	None	95% and 5%
2.2.91	Jun-14	None	95% and 5%
2.2.92	Jul-14	None	95% and 5%
2.2.93	Aug-14	None	95% and 5%
2.2.94	Sep-14	None	95% and 5%
2.2.95	Oct-14	None	95% and 5%
2.2.96	Nov-14	None	95% and 5%
2.2.97	Dec-14	None	95% and 5%
2.2.98	Jan-15	None	95% and 5%
2.2.99	Feb-15	None	95% and 5%
2.2.100	Mar-15	None	95% and 5%
2.2.101	Apr-15	None	95% and 5%
2.2.102	May-15	None	95% and 5%
2.2.103	Jun-15	None	95% and 5%

2.3	Original balance

For each loan in the Purchased Sample Pool, we compared whether the original balance agreed with that shown on the Phoebus System. We found that the original balance agreed to that shown on the Phoebus System, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than 5% of the Purchased Pool Run contains errors.

2.4	Loan status

For each loan in the Purchased Sample Pool, we compared whether the loan status agreed with that shown on the Phoebus System.

We agreed the loan status as follows. We were provided with monthly loan status data in the Purchased Pool Run, all of which begin showing ‘Live’, and then over time either remain as ‘Live’ until June 2015, or change to either ‘Redeemed – No SF’, ‘REO’ or ‘J)Asset Sale’. This final loan status field in June 2015 determined the approach to the test, as listed in the below table:

June 2016 Loan Status	Test
Live	We confirmed that the loan currently shows as Live on the Phoebus system

Redeemed - No SF	We confirmed that the Phoebus system showed a note stating ‘Loan Redeemed’ in the earliest month in which the Purchased Pool Run showed ‘Redeemed - No SF’

REO	We confirmed that the Phoebus system showed a note stating ‘Eviction’ in the earliest month in which the Purchased Pool Run showed ‘REO’

J) Asset Sale	We confirmed that the Phoebus system showed a note stating ‘Bulk Debt Sale’ within 1 month of the earliest month in which the Purchased Pool Run showed ‘J)Asset Sale’

We found that the loan status agreed to that shown on the Phoebus System as described above, with no exception.

As a result of the procedures performed there is a 95% confidence that not more than x% of the Purchased Pool Run contains errors.

3.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above in Section 1 and 2. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in in our Engagement Letter, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Legal Title-Holder, the Arranger, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter. For the avoidance of doubt, the Arranger, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

/s/ Deloitte LLP

APPENDIX 1

Detailed Lists of Errors from Procedures 2.1 and 2.2

2.1	Current balance

Test	Month end	Account Number	First Pool Run	Phoebus system
2.1.4	Mar-07	3000090487	91,009.83	91,574.75
2.1.8	Jul-07	3000051199	—	-3,687.26
2.1.12	Nov-07	3000131650	81,519.07	80,910.44
2.1.13	Dec-07	3000054047	24,003.13	—
2.1.15	Feb-08	3000037367	—	-727.92
2.1.19	Jun-08	3000090487	89,609.04	90,173.96
2.1.22	Sep-08	3000090487	89,877.03	90,507.53
2.1.24	Nov-08	3000090487	90,054.73	90,626.15
2.1.31	Jun-09	3000111849	82,870.21	83,395.23
2.1.37	Dec-09	3000111849	80,612.51	81,421.68
2.1.39	Feb-10	3000108900	—	-747.76
2.1.39	Feb-10	3000130244	108,350.70	108,880.70
2.1.42	May-10	3000069451	129,574.86	129,474.00
2.1.43	Jun-10	3000069451	129,936.17	129,829.75
2.1.44	Jul-10	3000069451	130,184.61	38,034.61
2.1.44	Jul-10	3000146461	—	-146.03
2.1.72	Nov-12	3000132515	129,289.88	129,158.19
2.1.73	Dec-12	3000130244	108,369.00	108,100.03
2.1.73	Dec-12	3000132515	129,334.29	129,162.31
2.1.74	Jan-13	3000132515	129,318.92	129,146.51
2.1.75	Feb-13	3000132515	129,313.90	129,141.00
2.1.76	Mar-13	3000132515	129,306.23	129,132.90
2.1.77	Apr-13	3000132515	129,751.29	129,577.48
2.1.78	May-13	3000132515	129,746.94	129,572.66
2.1.79	Jun-13	3000132515	129,812.86	129,608.09
2.1.80	Jul-13	3000132515	129,757.00	129,551.69
2.1.81	Aug-13	3000132515	129,726.38	129,495.50
2.1.82	Sep-13	3000132515	129,670.81	129,439.28
2.1.83	Oct-13	3000132515	129,614.89	129,382.73
2.1.84	Nov-13	3000132515	129,558.97	129,326.16
2.1.85	Dec-13	3000132515	129,954.32	129,720.88
2.1.86	Jan-14	3000132515	130,350.68	130,116.59
2.1.87	Feb-14	3000132515	130,040.15	129,799.12
2.1.88	Mar-14	3000132515	129,879.93	129,598.59
2.1.89	Apr-14	3000132515	129,876.30	129,554.23
2.1.90	May-14	3000132515	129,786.30	129,463.41
2.1.91	Jun-14	3000081923	97,080.64	96,970.49
2.1.91	Jun-14	3000132515	130,142.53	129,818.73
2.1.92	Jul-14	3000081923	97,400.39	97,250.15
2.1.92	Jul-14	3000132515	130,139.24	129,814.56
2.1.93	Aug-14	3000081923	97,069.73	96,879.40
2.1.93	Aug-14	3000132515	130,136.19	129,740.61
2.1.94	Sep-14	3000081923	96,777.94	96,587.52

Test	Month end	Account Number	First Pool Run	Phoebus system
2.1.94	Sep-14	3000132515	130,103.63	129,667.01
2.1.95	Oct-14	3000081923	96,444.77	96,244.77
2.1.95	Oct-14	3000132515	130,060.33	129,622.58
2.1.96	Nov-14	3000081923	96,101.34	95,901.34
2.1.96	Nov-14	3000132515	130,417.37	129,978.40
2.1.97	Dec-14	3000081923	95,726.99	95,526.99
2.1.97	Dec-14	3000132515	130,173.67	130,039.42
2.1.98	Jan-15	3000081923	95,393.64	95,193.64
2.1.98	Jan-15	3000132515	130,170.65	130,036.02
2.1.99	Feb-15	3000081923	95,099.33	94,899.33
2.1.99	Feb-15	3000132515	130,127.65	129,992.65
2.1.100	Mar-15	3000132515	130,073.99	129,938.65
2.1.101	Apr-15	3000132515	130,030.74	129,895.02
2.1.102	May-15	3000132515	130,402.18	130,291.09
2.1.103	Jun-15	3000132515	130,027.96	129,917.99

2.2	Arrears balance

Test	Month end	Account Number	First Pool Run	Phoebus system
2.2.12	Nov-07	3000131650	608.63	—
2.2.15	Feb-08	3000037367	—	-731.57
2.2.17	Apr-08	3000163646	-2,719.05	2,719.05
2.2.18	May-08	3000163646	-3,648.28	3,648.28
2.2.19	Jun-08	3000163646	-4,577.51	4,577.51
2.2.20	Jul-08	3000163646	-5,506.74	5,506.74
2.2.22	Sep-08	3000090487	484.34	1,089.84
2.2.24	Nov-08	3000090487	730.00	1,276.42
2.2.32	Jul-09	3000130169	658.92	—
2.2.37	Dec-09	3000111849	6,279.84	7,104.40
2.2.39	Feb-10	3000130244	5,526.47	—